Fair Value Measurements (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 10,770,029	$ 10,188,434
HP Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	84,300	137,000
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,008,518	974,446
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	494,490	429,307
Fair Value, Inputs, Level 1, Level 2, and Level 3 | HP Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	84,314	137,046
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	416,617	406,775
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	13,097	1,318
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	591,901	567,671
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	494,490	429,307
Level 1 | HP Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	84,314	137,046
Level 1 | Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Mutual fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	13,097	1,318
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	416,617	406,775
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | HP Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	416,617	406,775
Level 2 | Mutual fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
NAV | Common/collective investment trust funds (NAV)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 9,761,511	$ 9,213,988